Health Care Trend Rate Assumption Effects (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Health Care Cost Trend Rates Assumptions [Line Items]
Effect on Postretirement Benefit Obligation - 1 Percentage Point Increase	$ 0.8
Effect on Total Service and Interest Cost Components - 1 Percentage Point Increase
Effect on Postretirement Benefit Obligation - 1 Percentage Point Decrease	(0.7)
Effect on Total Service and Interest Cost Components - 1 Percentage Point Decrease